UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2008

Item 1:         Report to Shareholders.

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett
Bond Debenture Fund

For the six-month period ended June 30, 2008

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Bond Debenture Fund's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: In an effort to improve economic growth, the Federal Reserve Board (the Fed), in April, lowered by 25 basis points the target for the fed funds rate, following three such moves lower in the first quarter. The rate decreased from 4.25% at year-end 2007 to 2.00% at the end of June 2008. The Federal Open Market Committee (FOMC) cited continued weak economic activity, muted spending, softening labor markets, and the housing contraction. In the June meeting, however, citing a "high level of uncertainty regarding the inflation outlook" and "continued increases in the prices of energy and some other commodities," the FOMC chose to leave the fed funds rate unchanged.

During the first quarter of 2008, investment-grade securities, as measured by the Merrill Lynch U.S. Treasury, Current 10-Year Index,1 tended to outperform non-investment-grade assets, as measured by the Merrill Lynch U.S. High Yield Index,2 while in the second quarter, investment-grade assets did not fare as well. Overall, investment-grade securities outperformed non-investment-grade and convertible securities, as measured by the Merrill Lynch All Convertible Index,3 during the six-month period ended June 30, 2008.

During the period, the upper part of the credit curve outperformed, with the Merrill Lynch U.S. High Yield BB-Rated Index2 posting a total return of -0.18%. 'B' rated credits were the next best performers, with the Merrill Lynch U.S. High Yield B-Rated Index2 posting a total return of -1.48%. The lower-quality 'CCC' credits returned the least, as indicated by the Merrill Lynch U.S. High Yield CCC-Rated Index,2 posting a -3.08% total return.

Q: How did the Bond Debenture Fund perform over the six-month period ended June 30, 2008?

A: The Fund returned -1.40%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,4 which returned 1.13% over the same period. A blended index of 60% Merrill Lynch High Yield Master II Constrained5 Index, 20% Merrill Lynch All Convertible Index, and 20% Lehman Brothers U.S. Aggregate Bond Index returned -1.21%. The blended index is more representative of the diversified nature of the Bond Debenture Fund than is the Lehman Brothers U.S. Aggregate Bond Index, which includes only investment-grade securities.

Q: What were the most significant factors affecting performance?

A: The Bond Debenture Fund is a multi-sector bond fund with portfolio holdings in high-yield bonds, convertible securities, investment-grade bonds, bank loans, some equities, derivatives, mortgage backed-securities/Treasuries, and agencies. The high-yield bond sector continued to be the biggest percentage of the portfolio and was the weakest sector in terms of performance. The strongest sector performance in the period was derived from holdings in the mortgage-backed securities/Treasuries sector.

Detracting from relative performance were positions in the automotive, forestry/paper, and gaming industries. Holdings in mortgage-backed securities, and in the gas distribution and the energy (exploration and production) industries contributed to relative performance.

The greatest detractors from performance in the portfolio as a whole were printing and publishing holding Idearc Inc., a directory publisher; auto loan industry holding GMAC LLC, a global finance firm offering financing to General Motors dealerships; and automotive holding Oshkosh Corporation, a manufacturer of heavy duty vehicles for the defense, emergency and commercial industries.

The greatest contributors to performance in the portfolio as a whole occurred in energy-related industries and included gas distribution holdings The Williams Companies, Inc., a transporter and processor of oil and gas, and El Paso Corp., a firm that engages in gas transportation and storage, and oil and gas exploration; and energy (exploration/production) holding Devon Energy Corporation, an independent oil and gas producer.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. Please see the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch U.S. Treasury, Current 10-Year Index, tracks the performance of investment-grade, U.S. Treasury bonds with a 10-year maturity.

2  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB ratings are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

3  The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

4  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

5  The Merrill Lynch High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, including 144A issues. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of US $100 million. Bonds must be rated below investment-grade based on a composite of Moody's and Standard & Poor's. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$986.00	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.97
Class B
Actual	$1,000.00	$982.60	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.69	$8.22
Class C
Actual	$1,000.00	$981.50	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.22
Class F
Actual	$1,000.00	$987.30	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.67
Class I
Actual	$1,000.00	$986.50	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.22
Class P
Actual	$1,000.00	$984.50	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.43	$5.47
Class R2
Actual	$1,000.00	$984.70	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.71	$6.22
Class R3
Actual	$1,000.00	$985.20	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.26	$5.67

†  For each class of the Fund, expenses are equal to the annualized expense ratio of such class (0.99% for Class A, 1.64% for Classes B and C, 0.74% for Class F, 0.64% for Class I, 1.09% for Class P, 1.24% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Agency	1.99%
Banking	2.10%
Basic Industry	7.99%
Brokerage	0.18%
Capital Goods	7.69%
Consumer Cyclical	5.32%
Consumer Non-Cyclical	6.44%
Energy	12.43%
Finance & Investment	1.20%
Government Guaranteed	1.13%
Sector*	%**
Insurance	0.95%
Media	7.88%
Mortgage Backed	11.84%
Services Cyclical	8.09%
Services Non-Cyclical	5.83%
Technology & Electronics	5.32%
Telecommunications	4.89%
Utility	8.31%
Short-Term Investment	0.42%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.51%
COMMON STOCKS 3.66%
Agriculture 0.12%
Archer Daniels Midland Co.	250	$8,437,500
Automotive 0.09%
Oshkosh Corp.	300	6,207,000
Electric: Generation 0.27%
PNM Resources, Inc.	1,046	12,508,725
Reliant Energy Inc.*	300	6,381,000
Total		18,889,725
Electric: Integrated 0.42%
NiSource Inc.	800	14,336,000
TECO Energy, Inc.	700	15,043,000
Total		29,379,000
Electronics 0.25%
Emerson Electric Co.	350	17,307,500
Energy: Exploration & Production 0.96%
Devon Energy Corp.	250	30,040,000
Schlumberger Ltd. (Netherlands Antilles)(a)	346	37,131,783
Total		67,171,783
Food & Drug Retailers 0.22%
Ingles Markets, Inc. Class A	185	4,316,050
SUPERVALU INC.	350	10,811,500
Total		15,127,550
Machinery 0.37%
Baldor Electric Co.	215	7,520,700
Roper Industries, Inc.	275	18,117,000
Total		25,637,700
Media: Cable 0.15%
Time Warner Cable Inc. Class A*	400	10,592,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments			Shares (000)	Value
Pharmaceuticals 0.53%
Amgen Inc.*			250	$11,790,000
Cephalon, Inc.*			100	6,669,000
Pfizer Inc.			400	6,988,000
Teva Pharmaceutical Industries Ltd. ADR			250	11,450,000
Total				36,897,000
Support: Services 0.28%
CRA International, Inc.*			160	5,784,000
FTI Consulting, Inc.*			200	13,692,000
Total				19,476,000
Total Common Stocks (cost $219,390,301)				255,122,758
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 7.08%
Aerospace/Defense 1.00%
Alliant Techsystems Inc.	2.75%	2/15/2024	$10,000	13,325,000
L-3 Communications Corp.	3.00%	8/1/2035	20,000	22,225,000
Lockheed Martin Corp.	2.426%#	8/15/2033	25,000	34,122,500
Total				69,672,500
Building & Construction 0.10%
Fluor Corp.	1.50%	2/15/2024	2,000	6,662,500
Computer Hardware 0.25%
Intel Corp.	2.95%	12/15/2035	18,000	17,617,500
Consumer/Commercial/Lease Financing 0.10%
Countrywide Financial Corp.	Zero Coupon	4/15/2037	7,325	7,096,094
Electronics 0.54%
FLIR Systems, Inc.	3.00%	6/1/2023	2,500	9,290,625
Itron, Inc.	2.50%	8/1/2026	5,000	8,131,250
Millipore Corp.	3.75%	6/1/2026	20,000	20,225,000
Total				37,646,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food 0.26%
Lehman Brothers, Inc. (convertible into Nestle SA)†	2.00%	12/31/2012	$19,000	$17,741,250
Health Services 0.49%
Fisher Scientific International, Inc.	3.25%	3/1/2024	10,000	15,175,000
Invitrogen Corp.	1.50%	2/15/2024	20,000	19,250,000
Total				34,425,000
Investments & Miscellaneous Financial Services 0.14%
Prudential Financial, Inc.	0.386%#	12/12/2036	10,000	9,790,000
Media: Broadcast 0.42%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	22,545	20,318,681
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(b)	4.875%	7/15/2018	10,000	9,037,500
Total				29,356,181
Media: Diversified 0.42%
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	29,025,000
Metals/Mining (Excluding Steel) 0.37%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	25,975,000
Oil Field Equipment & Services 0.24%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	16,937,500
Pharmaceuticals 1.33%
CV Therapeutics, Inc.	3.25%	8/16/2013	15,000	11,212,500
Genzyme Corp.	1.25%	12/1/2023	17,000	18,891,250
Teva Pharmaceutical Finance BV (Netherlands Antilles)(a)	1.75%	2/1/2026	33,100	36,947,875
Wyeth	3.581%#	1/15/2024	25,000	25,655,000
Total				92,706,625
Printing & Publishing 0.18%
Omnicom Group Inc.	Zero Coupon	7/1/2038	12,000	12,540,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services 0.80%
EMC Corp.	1.75%	12/1/2011	$15,000	$17,156,250
Equinix, Inc.	2.50%	4/15/2012	15,000	15,468,750
Symantec Corp.	0.75%	6/15/2011	20,000	22,925,000
Total				55,550,000
Support: Services 0.24%
CRA International, Inc.	2.875%	6/15/2034	15,000	16,762,500
Telecommunications: Wireless 0.20%
Nextel Communications, Inc.	5.25%	1/15/2010	8,000	7,760,000
NII Holdings, Inc.	2.75%	8/15/2025	5,000	5,850,000
Total				13,610,000
Total Convertible Bonds (cost $475,185,024)				493,114,525
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 4.12%
Agency 0.25%
Fannie Mae	8.25%		450	17,235,000
Agriculture 0.22%
Archer Daniels Midland Co.	6.25%		350	15,344,000
Banking 0.57%
Bank of America Corp.	7.25%		25	22,125,000
Wachovia Corp.	7.50%		20	17,627,600
Total				39,752,600
Consumer/Commercial/Lease Financing 0.01%
CIT Group Inc.	7.75%		100	894,000
Electric: Generation 0.37%
NRG Energy, Inc.	5.75%		70	25,676,372
Engineering & Construction 0.19%
Lehman Brothers, Inc. (convertible into ABB Ltd.)	9.35%		474	12,779,040

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate		Shares (000)	Value
Food: Wholesale 0.24%
Bunge, Ltd. (Bermuda)(a)	4.875%		125	$16,437,500
Gas Distribution 1.31%
El Paso Corp.	4.99%		20	34,480,000
Williams Cos., Inc. (The)	5.50%		300	56,493,750
Total				90,973,750
Investments & Miscellaneous Financial Services 0.12%
Lehman Brothers Holdings Inc.	8.75%		11	8,308,860
Life Insurance 0.36%
MetLife Inc.	6.375%		960	25,161,600
Metals/Mining (Excluding Steel) 0.27%
Vale Capital Ltd. (Cayman Islands)(a)	5.50%		283	19,111,125
Pharmaceuticals 0.21%
Mylan, Inc.	6.50%		17	14,952,180
Total Convertible Preferred Stocks (cost $243,258,186)				286,626,027
		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 1.78%
Aerospace/Defense 0.16%
Hawker Beechcraft Acquistion Co. LLC Letter of Credit	4.696%#	3/31/2014	$646	608,519
Hawker Beechcraft Corp. Term Loan	4.801%#	3/31/2014	11,081	10,442,193
Total				11,050,712
Auto Parts & Equipment 0.27%
Oshkosh Corp. Term Loan B	4.20%#-4.43%#	12/6/2013	19,797	18,642,623
Health Services 0.47%
HCA, Inc. Term Loan B	5.051%#	11/18/2013	34,773	32,706,916
Machinery 0.15%
Baldor Electric Co. Term Loan B	4.25%#-4.6875%#	1/31/2014	10,960	10,611,619

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Pharmaceuticals 0.35%
Mylan, Inc. Term Loan B	5.75%#	12/1/2014		$24,875	$24,672,891
Printing & Publishing 0.11%
Idearc, Inc. Term Loan B	4.49%#-4.80%#	11/17/2014		10,000	8,025,000
Utility 0.27%
Texas Competitive Electric Holdings Co., LLC Term Loan B	5.948%#-6.4775%#	10/10/2014		20,000	18,554,160
Total Floating Rate Loans (cost $124,840,785)					124,263,921
FOREIGN BONDS(d) 0.29%
Canada 0.29%
Government of Canada (cost $20,100,259)	4.00%	9/1/2010	CAD	20,000	19,904,874
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.72%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011		$35,000	36,468,670
Federal National Mortgage Assoc.	5.00%	10/15/2011		20,000	20,833,560
Federal National Mortgage Assoc.(e)	6.625%	9/15/2009		60,000	62,622,480
Total Government Sponsored Enterprises Bonds (cost $118,098,384)					119,924,710
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.60%
Federal National Mortgage Assoc.(e)	5.50%	2/1/2033-2/1/2038		161,371	159,612,196
Federal National Mortgage Assoc.(e)	6.00%	1/1/2034-10/1/2037		403,820	408,453,169
Federal National Mortgage Assoc.(f)	6.00%	TBA		20,000	20,178,120
Federal National Mortgage Assoc.	6.50%	9/1/2035-7/1/2037		212,613	219,323,034
Total Government Sponsored Enterprises Pass-Throughs (cost $804,896,191)					807,566,519
HIGH YIELD CORPORATE BONDS 67.31%
Aerospace/Defense 1.47%
DRS Technologies, Inc.	6.875%	11/1/2013		30,000	30,150,000
Esterline Technologies Corp.	6.625%	3/1/2017		4,625	4,567,188
Esterline Technologies Corp.	7.75%	6/15/2013		16,000	16,160,000
Hawker Beechcraft Corp.	8.50%	4/1/2015		5,000	5,062,500
Hawker Beechcraft Corp.	8.875%	4/1/2015		12,000	12,120,000
L-3 Communications Corp.	6.125%	1/15/2014		14,000	13,195,000
L-3 Communications Corp.	6.375%	10/15/2015		14,000	13,160,000
Moog Inc. Class A	6.25%	1/15/2015		8,000	7,640,000
Total					102,054,688

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Apparel/Textiles 0.29%
Levi Strauss & Co.	8.875%	4/1/2016	$5,625	$5,498,438
Quiksilver, Inc.	6.875%	4/15/2015	17,000	14,535,000
Total				20,033,438
Auto Loans 1.83%
Ford Motor Credit Corp.	7.25%	10/25/2011	55,000	42,652,005
Ford Motor Credit Corp.	7.375%	10/28/2009	20,000	18,221,000
Ford Motor Credit Corp.	9.75%	9/15/2010	8,500	7,414,465
General Motors Acceptance Corp.	7.25%	3/2/2011	80,500	59,201,069
Total				127,488,539
Auto Parts & Equipment 1.10%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	14,800,000
Lear Corp.	8.50%	12/1/2013	10,000	8,312,500
Lear Corp.	8.75%	12/1/2016	1,225	961,625
Stanadyne Corp.	10.00%	8/15/2014	10,000	9,750,000
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	11,475,000
Tenneco Inc.	8.625%	11/15/2014	20,000	17,750,000
TRW Automotive Inc.†	7.25%	3/15/2017	16,425	13,879,125
Total				76,928,250
Automotive 0.94%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	16,500	13,530,000
Ford Motor Co.	9.50%	9/15/2011	7,000	5,687,500
General Motors Corp.	7.20%	1/15/2011	52,000	40,170,000
General Motors Corp.	8.375%	7/15/2033	10,000	5,975,000
Total				65,362,500
Banking 0.94%
JPMorgan Chase & Co.	6.00%	1/15/2018	15,000	14,638,230
Regions Financial Corp.	4.50%	8/8/2008	15,000	15,018,975
Regions Financing Trust II	6.625%#	5/15/2047	10,000	6,850,290
Wachovia Corp.	5.50%	5/1/2013	10,000	9,580,960
Wells Fargo & Co.	5.35%#	5/6/2018	20,000	19,091,360
Total				65,179,815

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverage 0.23%
Constellation Brands, Inc.	7.25%	5/15/2017	$17,000	$15,980,000
Brokerage 0.18%
Morgan Stanley	6.00%	4/28/2015	10,000	9,573,300
Morgan Stanley	6.625%	4/1/2018	2,850	2,705,177
Total				12,278,477
Building & Construction 0.08%
William Lyon Homes, Inc.	10.75%	4/1/2013	10,000	5,450,000
Building Materials 0.31%
Belden, Inc.	7.00%	3/15/2017	12,500	12,062,500
NTK Holdings Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	15,000	6,900,000
Ply Gem Industries, Inc.	9.00%	2/15/2012	4,500	2,666,250
Total				21,628,750
Chemicals 2.64%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,900,000
Airgas, Inc.†	7.125%	10/1/2018	5,275	5,327,750
Equistar Chemicals LP	7.55%	2/15/2026	26,000	16,770,000
Hercules, Inc.	6.75%	10/15/2029	25,000	24,375,000
Huntsman LLC	11.50%#	7/15/2012	5,181	5,401,192
Ineos Group Holdings plc (United Kingdom)(a)†	8.50%	2/15/2016	30,000	19,875,000
INVISTA†	9.25%	5/1/2012	25,000	25,687,500
Nalco Co.	8.875%	11/15/2013	10,425	10,737,750
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	10,000	9,000,000
Praxair Inc.	4.625%	3/30/2015	20,000	19,230,760
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,021,875
Terra Capital, Inc.	7.00%	2/1/2017	20,000	19,700,000
Total				184,026,827
Consumer Products 0.34%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	23,562,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing 0.35%
American Express Bank FSB	5.50%	4/16/2013	$15,000	$14,681,880
CIT Group Inc.	3.375%	4/1/2009	3,500	3,312,621
CIT Group Inc.	5.20%	11/3/2010	7,500	6,229,485
Total				24,223,986
Diversified Capital Goods 1.61%
Actuant Corp.	6.875%	6/15/2017	5,300	5,233,750
Honeywell International, Inc.	5.30%	3/1/2018	15,175	14,976,572
Mueller Water Products, Inc.	7.375%	6/1/2017	20,000	17,200,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	15,000	12,075,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	14,100,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	28,615,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	20,055,000
Total				112,255,322
Electric: Distribution/Transmission 0.14%
ITC Midwest LLC†	6.15%	1/31/2038	10,000	9,788,820
Electric: Generation 4.81%
AES Corp. (The)	8.00%	10/15/2017	27,500	27,087,500
Dynegy Holdings, Inc.	7.50%	6/1/2015	5,000	4,637,500
Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	20,587,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	33,600	32,760,000
Edison Mission Energy	7.00%	5/15/2017	63,750	59,925,000
Edison Mission Energy	7.75%	6/15/2016	41,000	41,000,000
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	32,109,375
Mirant North America LLC	7.375%	12/31/2013	15,225	15,167,906
NRG Energy, Inc.	7.25%	2/1/2014	21,500	20,586,250
NRG Energy, Inc.	7.375%	2/1/2016	15,050	14,203,438
NRG Energy, Inc.	7.375%	1/15/2017	15,000	14,212,500
Reliant Energy, Inc.	6.75%	12/15/2014	10,000	10,250,000
Reliant Energy, Inc.	7.875%	6/15/2017	12,500	12,281,250
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	30,900	30,436,500
Total				335,244,719

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated 1.94%
Commonwealth Edison Co.	5.80%	3/15/2018	$15,000	$14,669,370
Duke Energy Corp.	5.375%	1/1/2009	7,500	7,557,472
E. ON International Finance BV (Netherlands)(a)†	5.80%	4/30/2018	17,000	16,707,923
Nevada Power Co.	5.875%	1/15/2015	15,000	15,048,090
NiSource Finance Corp.	6.15%	3/1/2013	7,000	6,988,562
Northern States Power Co. Minnesota	5.25%	3/1/2018	15,000	14,827,875
PECO Energy Co.	5.35%	3/1/2018	10,000	9,805,110
PG&E Corp.	4.80%	3/1/2014	12,000	11,707,296
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,282,600
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	24,000	25,292,904
Total				134,887,202
Electronics 1.77%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	20,000	17,300,000
Avago Technologies Fin (Singapore)(a)	10.125%#	12/1/2013	10,000	10,650,000
Emerson Electric Co.	5.25%	10/15/2018	15,600	15,409,805
Freescale Semiconductor, Inc.	6.651%#	12/15/2014	5,000	3,975,000
Freescale Semiconductor, Inc.	8.875%	12/15/2014	35,000	28,612,500
Freescale Semiconductor, Inc.	10.125%	12/15/2016	18,500	14,198,750
NXP BV/NXP Funding LLC (Netherlands)(a)	5.463%#	10/15/2013	12,500	11,046,875
NXP BV/NXP Funding LLC (Netherlands)(a)	9.50%	10/15/2015	25,000	21,812,500
Total				123,005,430
Energy: Exploration & Production 4.02%
Chesapeake Energy Corp.	6.25%	1/15/2018	50,000	46,250,000
Chesapeake Energy Corp.	6.50%	8/15/2017	14,000	13,160,000
Chesapeake Energy Corp.	7.00%	8/15/2014	40,000	39,400,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	24,687,500
Forest Oil Corp.	7.25%	6/15/2019	27,500	26,537,500
Forest Oil Corp.†	7.25%	6/15/2019	3,200	3,088,000
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	24,125,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,000	12,477,396
Nabors Industries, Inc.†	6.15%	2/15/2018	10,000	10,125,860
Newfield Exploration Co.	7.125%	5/15/2018	14,500	13,811,250
Quicksilver Resources Inc.	7.125%	4/1/2016	12,325	11,539,281
Quicksilver Resources Inc.	8.25%	8/1/2015	22,950	22,835,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Range Resources Corp.	7.25%	5/1/2018	$2,600	$2,593,500
Range Resources Corp.	7.375%	7/15/2013	20,000	20,050,000
XTO Energy, Inc.	5.50%	6/15/2018	10,000	9,567,750
Total				280,248,287
Environmental 1.04%
Allied Waste North America, Inc.	7.125%	5/15/2016	25,000	25,000,000
Allied Waste North America, Inc.	7.25%	3/15/2015	47,000	47,117,500
Total				72,117,500
Food & Drug Retailers 1.23%
Ingles Markets, Inc.	8.875%	12/1/2011	25,000	25,437,500
Rite Aid Corp.	8.125%	5/1/2010	16,000	16,240,000
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	26,000	26,260,000
SUPERVALU INC.	7.50%	11/15/2014	17,500	17,609,375
Total				85,546,875
Food: Wholesale 0.95%
Dole Food Co.	8.75%#	7/15/2013	35,000	30,975,000
General Mills, Inc.	5.20%	3/17/2015	10,000	9,776,480
Kellogg Co.	4.25%	3/6/2013	10,000	9,724,650
Land O' Lakes, Inc.	9.00%	12/15/2010	15,000	15,525,000
Total				66,001,130
Forestry/Paper 2.05%
AbitibiBowater, Inc.	6.50%	6/15/2013	25,000	15,875,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	16,662	16,745,310
Catalyst Paper Corp. (Canada)(a)	7.375%	3/1/2014	15,500	11,547,500
Graphic Packaging International Corp.	9.50%	8/15/2013	17,550	16,848,000
International Paper Co.	7.95%	6/15/2018	5,675	5,652,992
Jefferson Smurfit Corp.	7.50%	6/1/2013	20,000	16,600,000
Jefferson Smurfit Corp.	8.25%	10/1/2012	10,000	8,775,000
Rock-Tenn Co., Class A	8.20%	8/15/2011	9,250	9,573,750
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	18,000	16,470,000
Stone Container Corp.	8.00%	3/15/2017	20,000	16,100,000
Stone Container Corp.	8.375%	7/1/2012	10,000	8,825,000
Total				143,012,552

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 3.02%
Boyd Gaming Corp.	7.125%	2/1/2016	$10,000	$7,425,000
Caesars Entertainment, Inc.	8.125%	5/15/2011	10,000	8,050,000
Downstream Development Quapaw†	12.00%	10/15/2015	10,000	7,975,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	35,550	25,240,500
Las Vegas Sands Corp.	6.375%	2/15/2015	35,000	29,925,000
Mandalay Resort Group	9.375%	2/15/2010	20,000	20,100,000
MGM Mirage, Inc.	6.75%	9/1/2012	21,500	19,403,750
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	15,778,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,625,000
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	9,425,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,300	12,888,500
Station Casinos, Inc.	6.50%	2/1/2014	27,000	15,660,000
Turning Stone Casino Resort†	9.125%	12/15/2010	15,000	14,962,500
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	10,000,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	4,000	3,680,000
Total				210,138,750
Gas Distribution 2.94%
El Paso Corp.	7.00%	6/15/2017	25,275	24,862,714
El Paso Corp.	7.25%	6/1/2018	11,200	11,088,000
El Paso Corp.	7.75%	1/15/2032	10,000	10,067,840
Ferrellgas Partners LP	6.75%	5/1/2014	15,950	14,634,125
Ferrellgas Partners, LP	8.75%	6/15/2012	15,625	15,390,625
Inergy Finance LP†	8.25%	3/1/2016	3,000	2,970,000
Inergy Finance LP	8.25%	3/1/2016	12,000	11,880,000
MarkWest Energy Partners, LP	8.50%	7/15/2016	3,775	3,850,500
MarkWest Energy Partners, LP	6.875%	11/1/2014	23,050	21,839,875
MarkWest Energy Partners, LP†	8.75%	4/15/2018	6,000	6,165,000
Northernstar Natural Gas, Inc.†	5.00%#	5/15/2013	4,634	4,425,161
Northwest Pipeline Corp.†	6.05%	6/15/2018	3,025	2,992,339
Northwest Pipeline Corp.	7.00%	6/15/2016	6,950	7,228,000
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	4,600	4,598,776
Rockies Express Pipeline LLC†	6.25%	7/15/2013	4,000	4,048,340
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,550	38,925,750
Williams Partners L.P.	7.25%	2/1/2017	20,000	20,100,000
Total				205,067,045

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 3.77%
Alliance Imaging, Inc.	7.25%	12/15/2012	$10,150	$9,591,750
Bausch & Lomb Inc.†	9.875%	11/1/2015	15,000	15,112,500
Baxter International Inc.	5.375%	6/1/2018	3,375	3,341,547
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	15,000	14,250,000
Biomet Inc.	10.00%	10/15/2017	20,000	21,450,000
Centene Corp.	7.25%	4/1/2014	12,075	11,471,250
Community Health Systems	8.875%	7/15/2015	30,000	30,337,500
DaVita Inc.	7.25%	3/15/2015	10,500	10,263,750
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	11,700	12,080,250
HCA, Inc.	6.375%	1/15/2015	33,075	27,617,625
HCA, Inc.	9.125%	11/15/2014	15,000	15,375,000
Omnicare, Inc.	6.875%	12/15/2015	7,000	6,510,000
Select Medical Corp.	7.625%	2/1/2015	12,000	10,590,000
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	14,775,000
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	20,102,500
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	27,500	27,362,500
VWR Funding Inc. PIK	10.25%	7/15/2015	13,225	12,266,187
Total				262,497,359
Hotels 1.31%
FelCor Lodging L.P.	8.50%	6/1/2011	15,000	14,737,500
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	8,784,000
Gaylord Entertainment Co.	8.00%	11/15/2013	36,700	35,415,500
Host Marriott LP	7.00%	8/15/2012	20,000	19,000,000
Host Marriott LP	6.375%	3/15/2015	15,000	13,350,000
Total				91,287,000
Household & Leisure Products 0.20%
Mattel, Inc.	5.625%	3/15/2013	13,950	13,684,197
Integrated Energy 0.80%
National Fuel & Gas Co.†	6.50%	4/15/2018	24,400	24,127,720
Petrobras International Finance Co. (Cayman Islands)(a)	5.875%	3/1/2018	20,000	19,338,880
VeraSun Energy Corp.	9.375%	6/1/2017	23,975	12,467,000
Total				55,933,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services 0.21%
General Electric Capital Corp.	4.80%	5/1/2013	$15,000	$14,710,635
Leisure 0.12%
Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	8,240,000
Machinery 0.98%
Baldor Electric Co.	8.625%	2/15/2017	34,950	35,299,500
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,250,000
Gardner Denver, Inc.	8.00%	5/1/2013	22,665	22,665,000
Total				68,214,500
Media: Broadcast 1.66%
Allbritton Communications Co.	7.75%	12/15/2012	60,000	58,650,000
ION Media Networks, Inc. PIK†	8.963%#	1/15/2013	10,000	6,475,000
Lin TV Corp.	6.50%	5/15/2013	10,075	9,269,000
Radio One, Inc.	6.375%	2/15/2013	3,100	2,278,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	7,000	7,070,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	43,150	31,931,000
Total				115,673,500
Media: Cable 2.89%
CCH I LLC	11.75%	5/15/2014	33,000	20,295,000
CCH I LLC/CCH I CAPITAL	11.00%	10/1/2015	70,250	52,424,062
CCH II LLC/CCH II CAPITAL	10.25%	9/15/2010	5,000	4,862,500
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	23,562,500
DirecTV Holdings LLC	8.375%	3/15/2013	13,850	14,334,750
Echostar DBS Corp.	6.375%	10/1/2011	15,000	14,512,500
Echostar DBS Corp.	7.125%	2/1/2016	24,000	22,260,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	8,987,500
Mediacom Communications Corp.	9.50%	1/15/2013	42,500	40,268,750
Total				201,507,562
Media: Diversified 0.05%
Grupo Televisa SA (Mexico)†(a)	6.00%	5/15/2018	3,550	3,470,271
Media: Services 0.73%
Affinion Group, Inc.	11.50%	10/15/2015	10,500	10,526,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Services (continued)
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	$16,820	$14,633,400
Lamar Media Corp.	6.625%	8/15/2015	10,000	9,150,000
Warner Music Group Corp.	7.375%	4/15/2014	20,000	16,725,000
Total				51,034,650
Metals/Mining (Excluding Steel) 1.92%
Aleris International, Inc.	10.00%	12/15/2016	20,000	14,750,000
Aleris International, Inc. PIK	9.00%	12/15/2014	7,500	6,009,375
Foundation PA Coal Co.	7.25%	8/1/2014	10,000	10,050,000
Freeport-McMoRan Copper & Gold Inc	8.25%	4/1/2015	25,000	26,315,250
Freeport-McMoRan Copper & Gold Inc	8.375%	4/1/2017	27,500	29,057,600
Noranda Aluminum Acquisition Corp.	6.828%#	5/15/2015	26,800	23,249,000
Peabody Energy Corp.	5.875%	4/15/2016	15,000	14,100,000
Peabody Energy Corp.	7.375%	11/1/2016	10,000	10,025,000
Total				133,556,225
Mortgage Banks & Thrifts 0.57%
Countrywide Home Loan	5.625%	7/15/2009	5,975	5,828,164
Countrywide Home Loan	6.25%	4/15/2009	15,000	14,778,975
Washington Mutual Bank	6.875%	6/15/2011	22,500	19,362,285
Total				39,969,424
Multi-Line Insurance 0.58%
Hub International Holdings, Inc.†	9.00%	12/15/2014	12,875	11,716,250
MetLife, Inc.	5.00%	6/15/2015	16,235	15,795,486
USI Holdings Corp.†	6.551%#	11/15/2014	15,000	12,600,000
Total				40,111,736
Non-Food & Drug Retailers 0.32%
Brookstone Company, Inc.	12.00%	10/15/2012	10,000	9,350,000
Harry & David Operations Corp.	9.00%	3/1/2013	4,850	4,292,250
Toys 'R' Us, Inc.	7.625%	8/1/2011	10,000	9,000,000
Total				22,642,250
Oil Field Equipment & Services 1.84%
BJ Services Co.	6.00%	6/1/2018	9,750	9,854,101
Bristow Group, Inc.	7.50%	9/15/2017	11,000	11,082,500
Cameron International Corp.	6.375%	7/15/2018	3,200	3,225,693

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)
CGG Veritas (France)(a)	7.75%	5/15/2017	$5,525	$5,559,531
CHC Helicopter Corp. Class A (Canada)(a)	7.375%	5/1/2014	16,000	16,680,000
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	20,075,000
Hornbeck Offshore Services, Inc., Series B	6.125%	12/1/2014	15,790	15,237,350
Key Energy Services, Inc.†	8.375%	12/1/2014	9,200	9,430,000
National Oilwell Varco, Inc.	6.125%	8/15/2015	15,000	15,249,330
Pride International, Inc.	7.375%	7/15/2014	21,450	21,503,625
Total				127,897,130
Oil Refining & Marketing 0.17%
Tesoro Corp.	6.25%	11/1/2012	9,375	8,953,125
Tesoro Corp.	6.50%	6/1/2017	3,550	3,203,875
Total				12,157,000
Packaging 1.38%
Ball Corp.	6.625%	3/15/2018	15,000	14,662,500
Berry Plastics Corp.	8.875%	9/15/2014	15,000	13,050,000
Crown Cork & Seal, Inc.	7.375%	12/15/2026	47,770	39,410,250
Solo Cup Co.	8.50%	2/15/2014	15,000	13,200,000
Vitro SA de CV (Mexico)(a)	9.125%	2/1/2017	20,000	15,950,000
Total				96,272,750
Pharmaceuticals 0.52%
Axcan Intermediate Holdings, Inc.†	12.75%	3/1/2016	7,500	7,537,500
Warner Chilcott Corp.	8.75%	2/1/2015	28,009	28,569,180
Total				36,106,680
Printing & Publishing 1.17%
Dex Media West	9.875%	8/15/2013	20,000	18,050,000
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	10,000	7,200,000
Idearc Inc.	8.00%	11/15/2016	40,000	25,350,000
R.H. Donnelley Corp.	6.875%	1/15/2013	15,000	9,000,000
R.H. Donnelley Corp.	8.875%	1/15/2016	24,675	14,928,375
R.H. Donnelley Corp.†	8.875%	10/15/2017	11,475	6,885,000
Total				81,413,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Railroads 0.09%
Canadian National Railway Co. (Canada)(a)	4.95%	1/15/2014	$6,330	$6,296,337
Restaurants 0.22%
Denny's Corp./Denny's Holdings Inc.	10.00%	10/1/2012	15,500	15,112,500
Software/Services 1.65%
Ceridian Corp.†	11.25%	11/15/2015	6,750	6,142,500
First Data Corp.†	9.875%	9/24/2015	13,350	11,631,188
SERENA Software, Inc.	10.375%	3/15/2016	11,000	10,285,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	27,850	28,267,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	25,000	25,250,000
Syniverse Technologies Inc.	7.75%	8/15/2013	14,800	13,986,000
Unisys Corp.	8.00%#	10/15/2012	10,000	8,650,000
Vangent Inc.	9.625%	2/15/2015	12,500	10,937,500
Total				115,149,938
Steel Producers/Products 0.52%
Algoma Acquisition Corp. (Canada)†	9.875%	6/15/2015	13,250	12,653,750
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	13,525,961
Century Aluminum Co.	7.50%	8/15/2014	10,000	9,950,000
Total				36,129,711
Support: Services 2.17%
ARAMARK Corp.	6.373%#	2/1/2015	9,500	8,930,000
ARAMARK Corp.	8.50%	2/1/2015	10,000	9,850,000
Ashtead Capital Inc.†	9.00%	8/15/2016	15,200	13,452,000
Avis Budget Car Rental	7.625%	5/15/2014	27,000	21,735,000
Expedia, Inc.†	8.50%	7/1/2016	10,775	10,586,437
FTI Consulting, Inc.	7.75%	10/1/2016	11,075	11,407,250
Hertz Corp. (The)	8.875%	1/1/2014	23,700	21,804,000
Hertz Corp. (The)	10.50%	1/1/2016	8,000	7,320,000
Iron Mountain Inc.	7.75%	1/15/2015	8,600	8,600,000
Iron Mountain Inc.	8.625%	4/1/2013	10,000	10,100,000
Rental Service Corp.	9.50%	12/1/2014	15,250	12,810,000
United Rentals North America, Inc.	7.75%	11/15/2013	18,580	14,864,000
Total				151,458,687

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Fixed Line 0.15%
Valor Telecommunications Enterprises, LLC	7.75%	2/15/2015	$10,000	$10,242,620
Telecommunications: Integrated/Services 3.63%
Cincinnati Bell, Inc.	8.375%	1/15/2014	59,075	57,450,437
Hughes Network Systems LLC	9.50%	4/15/2014	10,000	10,162,500
Intelsat Ltd. (Bermuda)(a)	11.25%	6/15/2016	11,000	11,192,500
MasTec, Inc.	7.625%	2/1/2017	11,050	9,447,750
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	37,000	36,445,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	75,187,500
Qwest Communications International Inc.	7.25%#	2/15/2011	30,000	29,137,500
Windstream Corp.	7.00%	3/15/2019	26,000	23,725,000
Total				252,748,187
Telecommunications: Wireless 0.87%
Centennial Communications Corp.	10.00%	1/1/2013	12,750	13,005,000
Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,350,000
Hellas II (Luxembourg)†(a)	8.463%#	1/15/2015	17,850	13,655,250
IPCS Inc. PIK	6.123%#	5/1/2014	4,700	4,018,500
MetroPCS Wireless Inc.	9.25%	11/1/2014	2,900	2,805,750
Sprint Capital Corp.	6.90%	5/1/2019	6,900	6,065,749
Wind Acquisition Finance SA (Luxembourg)†(a)	10.75%	12/1/2015	10,000	10,550,000
Total				60,450,249
Theaters & Entertainment 0.32%
AMC Entertainment, Inc.	8.00%	3/1/2014	25,000	22,312,500
Transportation Excluding Air/Rail 0.28%
Bristow Group Inc.	6.125%	6/15/2013	20,150	19,495,125
Total High Yield Corporate Bonds (cost $5,095,126,430)				4,687,287,100
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.11%
Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 A2 (cost $7,692,475)	6.30%	11/15/2030	7,872	7,901,536

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments			Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCKS 0.16%
Fannie Mae (cost $12,089,804)			481	$11,048,130
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 0.68%
U.S. Treasury Notes	3.625%	12/31/2012	$10,000	10,155,470
U.S. Treasury Notes(e)	5.00%	2/15/2011	35,000	36,971,515
Total U.S. Treasury Obligations (cost $46,027,831)				47,126,985
Total Long-Term Investments (cost $7,166,705,669)				6,859,887,085
SHORT-TERM INVESTMENT 0.41%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $29,290,000 of Federal Home Loan Mortgage Corp. at 3.56% due 6/18/2010; value: $29,363,225; proceeds: $28,785,276 (cost $28,783,932)			28,784	28,783,932
Total Investments in Securities 98.92% (cost $7,195,489,601)				6,888,671,017
Other Assets in Excess of Liabilities(g) 1.08%				75,273,817
Net Assets 100.00%				$6,963,944,834

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2008

ADR  American Depositary Receipt.

  PIK  Payment-in-kind.

  *  Non income-producing security.

  **  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  #  Variable rate security. The interest rate represents the rate at June 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The "accreted principal price" of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

  (c)  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at June 30, 2008.

  (d)  Investment in non-U.S. dollar denominated securities.

  (e)  All or a portion of the security has been pledged as collateral for swap contracts as of June 30, 2008.

  (f)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

  (g)  Other Assets in Excess of Liabilities include net unrealized depreciation on credit default swap agreements, as follows:

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Reference Entity	Protection	Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation
JPMorgan Bowater Inc Chase & Co.	6.50%, due 6/15/2013	Buy	Zero Coupon	6/20/2012	$10,000	$–
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc. 6.00%, due 6/20/2013	Sell	5.00%	6/20/2012	10,000	(4,360,430)
						$(4,360,430)

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $7,195,489,601)	$6,888,671,017
Foreign cash, at value (cost $15,821)	15,879
Receivables:
Interest and dividends	109,048,356
Investment securities sold	47,745,784
Capital shares sold	11,524,361
Unrealized appreciation of swap contracts	143,056
Prepaid expenses and other assets	109,758
Total assets	7,057,258,211
LIABILITIES:
Payables:
Investment securities purchased	68,724,231
Capital shares reacquired	9,597,665
12b-1 distribution fees	4,082,047
Management fee	2,632,794
Directors' fees	1,196,796
Fund administration	234,331
To affiliates (See Note 3)	37,884
Unrealized depreciation of swap contracts	4,360,430
Accrued expenses and other liabilities	2,447,199
Total liabilities	93,313,377
NET ASSETS	$6,963,944,834
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,648,180,945
Distribution in excess of net investment income	(26,995,093)
Accumulated net realized loss on investments, credit default swap agreements and foreign currency related transactions	(346,203,357)
Net unrealized depreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(311,037,661)
Net Assets	$6,963,944,834
Net assets by class:
Class A Shares	$4,307,044,150
Class B Shares	$944,640,857
Class C Shares	$1,296,483,977
Class F Shares	$26,227,025
Class I Shares	$260,960,487
Class P Shares	$124,897,994
Class R2 Shares	$429,123
Class R3 Shares	$3,261,221
Outstanding shares by class:
Class A Shares (740 million shares of common stock authorized, $.001 par value)	570,582,569
Class B Shares (500 million shares of common stock authorized, $.001 par value)	124,955,510
Class C Shares (300 million shares of common stock authorized, $.001 par value)	171,442,041
Class F Shares (300 million shares of common stock authorized, $.001 par value)	3,475,262
Class I Shares (300 million shares of common stock authorized, $.001 par value)	34,689,907
Class P Shares (160 million shares of common stock authorized, $.001 par value)	16,256,185
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	56,866
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	432,194
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.55
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$7.93
Class B Shares-Net asset value	$7.56
Class C Shares-Net asset value	$7.56
Class F Shares-Net asset value	$7.55
Class I Shares-Net asset value	$7.52
Class P Shares-Net asset value	$7.68
Class R2 Shares-Net asset value	$7.55
Class R3 Shares-Net asset value	$7.55

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $8,893)	$9,441,851
Interest	240,139,541
Securities lending income	140,002
Total investment income	249,721,394
Expenses:
Management fee	15,942,937
12b-1 distribution plan-Class A	7,621,918
12b-1 distribution plan-Class B	4,961,076
12b-1 distribution plan-Class C	6,436,593
12b-1 distribution plan-Class F	1,352
12b-1 distribution plan-Class P	273,991
12b-1 distribution plan-Class R2	1,109
12b-1 distribution plan-Class R3	3,007
Shareholder servicing	4,263,132
Fund administration	1,406,100
Reports to shareholders	416,335
Registration	107,621
Professional	99,661
Directors' fees	88,724
Custody	38,664
Subsidy (See Note 3)	203,087
Other	106,070
Gross expenses	41,971,377
Expense reductions (See Note 7)	(90,068)
Net expenses	41,881,309
Net investment income	207,840,085
Net realized and unrealized gain (loss):
Net realized gain on investments, credit default swap agreements and foreign currency related transactions	5,888,506
Net change in unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(330,120,365)
Net realized and unrealized loss	(324,231,859)
Net Decrease in Net Assets Resulting From Operations	$(116,391,774)

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$207,840,085	$422,341,797
Net realized gain on investments, credit default swap agreements and foreign currency related transactions	5,888,506	205,165,534
Net change in unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	(330,120,365)	(236,346,566)
Net increase (decrease) in net assets resulting from operations	(116,391,774)	391,160,765
Distributions to shareholders from:
Net investment income
Class A	(148,237,492)	(304,491,960)
Class B	(30,248,998)	(68,054,202)
Class C	(39,289,660)	(76,617,679)
Class F	(64,105)	(172)
Class I	(9,316,461)	(20,917,317)
Class P	(3,996,577)	(6,960,053)
Class R2	(10,856)	(251)
Class R3	(37,463)	(161)
Total distributions to shareholders	(231,201,612)	(477,041,795)
Capital share transactions (Net of share conversions) (See Note 11):
Proceeds from sales of shares	564,129,393	997,791,137
Reinvestment of distributions	178,201,984	368,498,442
Cost of shares reacquired	(724,777,037)	(1,749,420,480)
Net increase (decrease) in net assets resulting from capital share transactions	17,554,340	(383,130,901)
Net decrease in net assets	(330,039,046)	(469,011,931)
NET ASSETS:
Beginning of period	$7,293,983,880	$7,762,995,811
End of period	$6,963,944,834	$7,293,983,880
Distributions in excess of net investment income	$(26,995,093)	$(3,633,566)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$8.02	$7.80	$8.20	$8.06	$7.19
Investment operations:
Net investment income(a)	.23		.46	.43	.43	.46	.48
Net realized and unrealized gain (loss)	(.34)		(.04)	.31	(.31)	.20	.92
Total from investment operations	(.11)		.42	.74	.12	.66	1.40
Distributions to shareholders from:
Net investment income	(.26)		(.52)	(.52)	(.52)	(.52)	(.50)
Paid-in capital	–		–	–	–	–	(.03)
Total distributions	(.26)		(.52)	(.52)	(.52)	(.52)	(.53)
Net asset value, end of period	$7.55		$7.92	$8.02	$7.80	$8.20	$8.06
Total Return(b)	(1.40	)%(c)	5.34%	9.87%	1.56%	8.56%	20.28%
Ratios to Average Net Assets:
Expenses, including expense reductions	.49	%(c)	.99%	.99%	.99%	.99%	1.00%
Expenses, excluding expense reductions	.49	%(c)	.99%	.99%	1.00%	.99%	1.00%
Net investment income	3.04	%(c)	5.73%	5.54%	5.45%	5.71%	6.31%
Supplemental Data:
Net assets, end of period (000)	$4,307,044		$4,526,753	$4,731,545	$4,815,148	$5,093,236	$4,497,233
Portfolio turnover rate	20.93	%(c)	40.08%	32.40%	46.63%	42.02%	40.96%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.93		$8.03	$7.80	$8.20	$8.06	$7.20
Investment operations:
Net investment income(a)	.21		.41	.38	.38	.41	.43
Net realized and unrealized gain (loss)	(.35)		(.04)	.32	(.31)	.20	.92
Total from investment operations	(.14)		.37	.70	.07	.61	1.35
Distributions to shareholders from:
Net investment income	(.23)		(.47)	(.47)	(.47)	(.47)	(.46)
Paid-in capital	–		–	–	–	–	(.03)
Total distributions	(.23)		(.47)	(.47)	(.47)	(.47)	(.49)
Net asset value, end of period	$7.56		$7.93	$8.03	$7.80	$8.20	$8.06
Total Return(b)	(1.74	)%(c)	4.63%	9.26%	.88%	7.86%	19.43%
Ratio to Average Net Assets:
Expenses, including expense reductions	.82	%(c)	1.64%	1.64%	1.64%	1.64%	1.64%
Expenses, excluding expense reductions	.82	%(c)	1.64%	1.64%	1.64%	1.64%	1.64%
Net investment income	2.72	%(c)	5.08%	4.88%	4.80%	5.07%	5.67%
Supplemental Data:
Net assets, end of period (000)	$944,641		$1,061,150	$1,269,914	$1,473,891	$1,803,609	$1,861,920
Portfolio turnover rate	20.93	%(c)	40.08%	32.40%	46.63%	42.02%	40.96%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.94		$8.03	$7.81	$8.21	$8.07	$7.21
Investment from operations:
Net investment income(a)	.21		.41	.38	.38	.41	.43
Net realized and unrealized gain (loss)	(.36)		(.03)	.31	(.31)	.20	.92
Total from investment operations	(.15)		.38	.69	.07	.61	1.35
Distributions to shareholders from:
Net investment income	(.23)		(.47)	(.47)	(.47)	(.47)	(.46)
Return of capital	–		–	–	–	–	(.03)
Total distributions	(.23)		(.47)	(.47)	(.47)	(.47)	(.49)
Net asset value, end of period	$7.56		$7.94	$8.03	$7.81	$8.21	$8.07
Total Return(b)	(1.85	)%(c)	4.77%	9.13%	.89%	7.86%	19.43%
Ratios to Average Net Assets:
Expenses, including expense reductions	.82	%(c)	1.64%	1.64%	1.64%	1.64%	1.64%
Expenses, excluding expense reductions	.82	%(c)	1.64%	1.64%	1.64%	1.64%	1.64%
Net investment income	2.72	%(c)	5.08%	4.88%	4.80%	5.07%	5.67%
Supplemental Data:
Net assets, end of period (000)	$1,296,484		$1,322,738	$1,312,440	$1,423,141	$1,703,329	$1,593,650
Portfolio turnover rate	20.93	%(c)	40.08%	32.40%	46.63%	42.02%	40.96%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2008 (unaudited)		9/7/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$7.92
Investment operations:
Net investment income(b)			.00	(g)
Net realized and unrealized gain (loss)			.03
Total from investment operations			.03
Net asset value on SEC Effective Date, September 14, 2007			$7.95
Investment operations:
Net investment income(b)	.25		.15
Net realized and unrealized loss	(.35)		(.04)
Total from investment operations	(.10)		.11
Distributions to shareholders from:
Net investment income	(.27)		(.14)
Net asset value, end of period	$7.55		$7.92
Total Return(c)			.38	%(d)(e)
Total Return(c)	(1.27	)(d)	1.31	%(d)(f)
Ratio to Average Net Assets:
Expenses, including expense reductions	.37	%(d)	.25	%(d)
Expenses, excluding expense reductions	.37	%(d)	.25	%(d)
Net investment income	3.23	%(d)	1.87	%(d)
Supplemental Data:
Net assets, end of period (000)	$26,227		$10
Portfolio turnover rate	20.93	%(d)	40.08	%(d)

(a) Commencement of investment operations was September 7, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total Return for the period September 7, 2007 through September 14, 2007.

(f) Total Return for the period September 14, 2007 through December 31, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$7.90		$8.00	$7.78	$8.18	$8.04	$7.18
Investment from operations:
Net investment income(a)	.25		.49	.46	.46	.48	.51
Net realized and unrealized gain (loss)	(.36)		(.04)	.31	(.31)	.21	.91
Total from investment operations	(.11)		.45	.77	.15	.69	1.42
Distributions to shareholders from:
Net investment income	(.27)		(.55)	(.55)	(.55)	(.55)	(.53)
Return of capital	–		–	–	–	–	(.03)
Total distributions	(.27)		(.55)	(.55)	(.55)	(.55)	(.56)
Net asset value, end of period	$7.52		$7.90	$8.00	$7.78	$8.18	$8.04
Total Return(b)	(1.35	)%(c)	5.72%	10.29%	1.93%	8.97%	20.58%
Ratio to Average Net Assets:
Expenses, including expense reductions	.32	%(c)	.64%	.64%	.64%	.64%	.64%
Expenses, excluding expense reductions	.32	%(c)	.64%	.64%	.64%	.64%	.64%
Net investment income	3.21	%(c)	6.07%	5.89%	5.80%	6.07%	6.67%
Supplemental Data:
Net assets, end of period (000)	$260,960		$262,929	$342,363	$304,725	$284,627	$181,603
Portfolio turnover rate	20.93	%(c)	40.08%	32.40%	46.63%	42.02%	40.96%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$8.06		$8.15	$7.91	$8.31	$8.17	$7.29
Investment operations:
Net investment income(a)	.23		.46	.43	.43	.45	.48
Net realized and unrealized gain (loss)	(.35)		(.04)	.32	(.32)	.20	.93
Total from investment operations	(.12)		.42	.75	.11	.65	1.41
Distributions to shareholders from:
Net investment income	(.26)		(.51)	(.51)	(.51)	(.51)	(.50)
Return of capital	–		–	–	–	–	(.03)
Total distributions	(.26)		(.51)	(.51)	(.51)	(.51)	(.50)
Net asset value, end of period	$7.68		$8.06	$8.15	$7.91	$8.31	$8.17
Total Return(b)	(1.55	)%(c)	5.27%	9.86%	1.45%	8.37%	20.10%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%
Expenses, excluding expense reductions	.54	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	2.99	%(c)	5.64%	5.43%	5.35%	5.62%	6.22%
Supplemental Data:
Net assets, end of period (000)	$124,898		$120,343	$106,734	$134,592	$113,216	$60,848
Portfolio turnover rate	20.93	%(c)	40.08%	32.40%	46.63%	42.02%	40.96%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2008 (unaudited)		9/7/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$7.92
Investment operations:
Net investment income(b)			.00	(g)
Net realized and unrealized gain			.03
Total from investment operations			.03
Net asset value on SEC Effective Date, September 14, 2007			$7.95
Investment operations:
Net investment income(b)	.22		.14
Net realized and unrealized loss	(.34)		(.05)
Total from investment operations	(.12)		.09
Distributions to shareholders from:
Net investment income	(.25)		(.12)
Net asset value, end of period	$7.55		$7.92
Total Return(c)			.38	%(d)(e)
Total Return(c)	(1.53	)(d)	1.18	%(d)(f)
Ratio to Average Net Assets:
Expenses, including expense reductions	.62	%(d)	.39	%(d)
Expenses, excluding expense reductions	.62	%(d)	.39	%(d)
Net investment income	2.93	%(d)	1.72	%(d)
Supplemental Data:
Net assets, end of period (000)	$429		$46
Portfolio turnover rate	20.93	%(d)	40.08%

(a) Commencement of investment operations was September 7, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total Return for the period September 7, 2007 through September 14, 2007.

(f) Total Return for the period September 14, 2007 through December 31, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2008 (unaudited)		9/7/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$7.92
Investment operations:
Net investment income(b)			.00	(g)
Net realized and unrealized gain			.03
Total from investment operations			.03
Net asset value on SEC Effective Date, September 14, 2007			$7.95
Investment operations:
Net investment income(b)	.23		.14
Net realized and unrealized loss	(.35)		(.04)
Total from investment operations	(.12)		.10
Distributions to shareholders from:
Net investment income	(.25)		(.13)
Net asset value, end of period	$7.55		$7.92
Total Return(c)			.38	%(d)(e)
Total Return(c)	(1.48	)(d)	1.21	%(d)(f)
Ratio to Average Net Assets:
Expenses, including expense reductions	.56	%(d)	.35	%(d)
Expenses, excluding expense reductions	.56	%(d)	.35	%(d)
Net investment income	2.96	%(d)	1.77	%(d)
Supplemental Data:
Net assets, end of period (000)	$3,261		$14
Portfolio turnover rate	20.93	%(d)	40.08%

(a) Commencement of investment operations was September 7, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total Return for the period September 7, 2007 through September 14, 2007.

(f) Total Return for the period September 14, 2007 through December 31, 2007.

(g) Amount is less than $.01.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of June 30, 2008, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (unaudited)(continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Securities Lending–The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. As of June 30, 2008, there were no securities on loan.

(h)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued, to-be-announced ("TBA") transactions or forward

Notes to Financial Statements (unaudited)(continued)

transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)  Structured Securities–The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(k)  Credit Default Swaps–The Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

  The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt

Notes to Financial Statements (unaudited)(continued)

obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

  Swaps are marked-to-market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

  Entering into swaps involves, the varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(l)  Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

  The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

  Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of June 30, 2008, there were no open unfunded loan commitments.

Notes to Financial Statements (unaudited)(continued)

(m)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,069,090,549	$(4,360,430)
Level 2 – Other Significant Observable Inputs	5,819,580,468	-
Total	$6,888,671,017	$(4,360,430)

*   Other Financial Instruments include credit default swap contracts.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust (the "Balanced Strategy Fund") and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (the "Diversified Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Balanced Strategy Fund and Diversified Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Strategy Fund and Diversified Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*   The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average net asset value.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2008:

Distributor Commissions	Dealers' Concessions
$888,773	$4,481,067

Distributor received CDSCs of $5,761 and $30,677 for Class A and Class C shares, respectively, for the six months ended June 30, 2008.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are

Notes to Financial Statements (unaudited)(continued)

recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$231,201,612	$477,041,795
Total distributions paid	$231,201,612	$477,041,795

As of December 31, 2007, the capital loss carryforwards, along with the related expiration dates, were as follows:

2009	2010	Total
$25,484,842	$303,185,812	$328,670,654

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$7,257,988,480
Gross unrealized gain	218,902,621
Gross unrealized loss	(588,220,084)
Net unrealized security loss	$(369,317,463)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, amortization and certain securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$394,332,486	$1,166,711,801	$431,866,520	$1,015,319,427

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is

Notes to Financial Statements (unaudited)(continued)

an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield debt securities (sometimes called "lower-rated bonds" or "junk bonds"), in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home

Notes to Financial Statements (unaudited)(continued)

Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

Swap contracts are bi-lateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,607,065	$327,387,785	79,211,702	$638,356,907
Converted from Class B*	2,560,681	19,630,450	8,835,341	71,362,120
Reinvestment of distributions	16,028,911	123,221,555	31,647,722	254,142,827
Shares reacquired	(61,821,582)	(474,268,069)	(138,657,085)	(1,112,982,676)
Decrease	(624,925)	$(4,028,279)	(18,962,320)	$(149,120,822)
Class B Shares
Shares sold	4,165,557	$32,064,321	7,410,888	$59,747,186
Reinvestment of distributions	2,687,495	20,691,027	5,699,256	45,829,302
Shares reacquired	(13,079,166)	(100,470,747)	(28,792,786)	(231,862,793)
Converted to Class A*	(2,556,002)	(19,630,450)	(8,824,420)	(71,362,120)
Decrease	(8,782,116)	$(67,345,849)	(24,507,062)	$(197,648,425)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	16,621,888	$128,064,594	27,108,067	$218,561,879
Reinvestment of distributions	2,843,885	21,909,970	5,298,912	42,632,433
Shares reacquired	(14,654,983)	(112,661,906)	(29,245,619)	(235,563,747)
Increase	4,810,790	$37,312,658	3,161,360	$25,630,565
			Period Ended December 31, 2007†
Class F Shares
Shares sold	3,538,534	$27,059,293	1,265	$10,016
Reinvestment of distributions	3,350	25,844	21	172
Shares reacquired	(67,908)	(516,436)
Increase	3,473,976	$26,568,701	1,286	$10,188
			Year Ended December 31, 2007
Class I Shares
Shares sold	3,291,341	$25,313,536	5,965,797	$47,714,258
Reinvestment of distributions	1,110,669	8,506,960	2,418,680	19,378,272
Shares reacquired	(2,995,706)	(22,875,052)	(17,923,009)	(143,981,510)
Increase (decrease)	1,406,304	$10,945,444	(9,538,532)	$(76,888,980)
Class P Shares
Shares sold	2,606,238	$20,380,080	4,070,949	$33,340,925
Reinvestment of distributions	487,106	3,810,908	797,994	6,515,024
Shares reacquired	(1,764,844)	(13,783,891)	(3,045,270)	(25,029,754)
Increase	1,328,500	$10,407,097	1,823,673	$14,826,195
			Period Ended December 31, 2007†
Class R2 Shares
Shares sold	54,943	$422,626	5,805	$45,985
Reinvestment of distributions	125	962	32	251
Shares reacquired	(4,039)	(30,839)	-	-
Increase	51,029	$392,749	5,837	$46,236
Class R3 Shares
Shares sold	447,965	$3,437,158	1,767	$13,981
Reinvestment of distributions	4,511	34,758	20	161
Shares reacquired	(22,069)	(170,097)	-	-
Increase	430,407	$3,301,819	1,787	$14,142

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 7, 2007 (commencement of investment operations) to December 31, 2007.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.

LABD-3-0608
(08/08)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008